Financial instruments (Details 11) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning		$ 105,988	$ 89,974
Allowance for expected credit losses at ending		81,294	105,988
Financial assets at amortised cost, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning		602	526
Transfer to lifetime expected credit losses		0	401
Transfer to credit-impaired financial assets		0	0
Transfer to 12-month expected credit losses		0	0
Net effect of changes in reserve for expected credit losses		(45)	(96)
Financial assets that have been derecognized during the year		(440)	(345)
Changes due to financial instruments recognized as of December 31		(485)	(40)
New financial assets originated or purchased		79	116
Allowance for expected credit losses at ending		196	602
Stage 1 [member] | Financial assets at amortised cost, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning	[1]	99	348
Transfer to lifetime expected credit losses	[1]	0	(43)
Transfer to credit-impaired financial assets	[1]	0	0
Transfer to 12-month expected credit losses	[1]	0	0
Net effect of changes in reserve for expected credit losses	[1]	(16)	(5)
Financial assets that have been derecognized during the year	[1]	(18)	(317)
Changes due to financial instruments recognized as of December 31	[1]	(34)	(365)
New financial assets originated or purchased	[1]	79	116
Allowance for expected credit losses at ending	[1]	144	99
Stage 2 [member] | Financial assets at amortised cost, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning	[2]	503	178
Transfer to lifetime expected credit losses	[2]	0	444
Transfer to credit-impaired financial assets	[2]	0	0
Transfer to 12-month expected credit losses	[2]	0	0
Net effect of changes in reserve for expected credit losses	[2]	(29)	(91)
Financial assets that have been derecognized during the year	[2]	(422)	(28)
Changes due to financial instruments recognized as of December 31	[2]	(451)	325
New financial assets originated or purchased	[2]	0	0
Allowance for expected credit losses at ending	[2]	52	503
Stage 3 [member] | Financial assets at amortised cost, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning	[3]	0	0
Transfer to lifetime expected credit losses	[3]	0	0
Transfer to credit-impaired financial assets	[3]	0	0
Transfer to 12-month expected credit losses	[3]	0	0
Net effect of changes in reserve for expected credit losses	[3]	0	0
Financial assets that have been derecognized during the year	[3]	0	0
Changes due to financial instruments recognized as of December 31	[3]	0	0
New financial assets originated or purchased	[3]	0	0
Allowance for expected credit losses at ending	[3]	$ 0	$ 0

[1]	12-month expected credit losses.
[2]	Lifetime expected credit losses.
[3]	Credit-impaired financial assets (lifetime expected credit losses).